Shareholder Report	12 Months Ended
May 31, 2025 USD ($) HOLDINGS
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Class A
Trading Symbol	INDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials and industrials sectors boosted the Fund’s results most relative to the benchmark during the annual period.
Allocations
| Larger weightings relative to the benchmark in the financials and industrials sectors and smaller relative weightings in the materials and energy sectors improved Fund results during the annual period.
Individual holdings
| A relative overweight position in JPMorgan Chase & Co., a multinational financial and investment banking company; a relative overweight position in Boston Scientific Corporation, a medical devices company; a relative overweight position in Goldman Sachs Group, Inc., a multinational financial and investment banking company; a relative overweight position in Oracle Corporation, a computer technology company that engages in the provision of products and services used for corporate applications; and a relative overweight position in Allstate Corp., an insurance company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the health care, consumer staples, information technology, energy, communication services, utilities, real estate and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings relative to the benchmark in the health care and information technology sectors and smaller relative weightings in the real estate, utilities, consumer staples and communication services sectors detracted from Fund performance during the period.
Individual holdings
| A relative overweight position in UnitedHealth Group, Inc., a health insurance and health care service company; a relative overweight position in Thermo Fisher Scientific, Inc., a life science tools and clinical research company; a relative overweight position in Merck & Co., Inc., a pharmaceutical company; a relative overweight position in ON Semiconductor Corp., a semiconductor company; and a relative overweight position in Target Corp., a retail corporation that operates a chain of general merchandise stores, were notable detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	9.46	13.56	8.99
Class A (including sales charges)	3.18	12.23	8.35
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,422,466,912
Holdings Count | HOLDINGS	67
Advisory Fees Paid, Amount	$ 15,376,718
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,422,466,912
Total number of portfolio holdings	67
Management services fees (represents 0.63% of Fund average net assets)	$ 15,376,718
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the
Fund
represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%

Columbia Large Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Class C
Trading Symbol	ADECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 178	1.71%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials and industrials sectors boosted the Fund’s results most relative to the benchmark during the annual period.
Allocations
| Larger weightings relative to the benchmark in the financials and industrials sectors and smaller relative weightings in the materials and energy sectors improved Fund results during the annual period.
Individual holdings
| A relative overweight position in JPMorgan Chase & Co., a multinational financial and investment banking company; a relative overweight position in Boston Scientific Corporation, a medical devices company; a relative overweight position in Goldman Sachs Group, Inc., a multinational financial
and investment banking company; a relative overweight position in Oracle Corporation, a computer technology company that engages in the provision of products and services used for corporate applications; and a relative overweight position in Allstate Corp., an insurance company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the health care, consumer staples, information technology, energy, communication services, utilities, real estate and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings relative to the benchmark in the health care and information technology sectors and smaller relative weightings in the real estate, utilities, consumer staples and communication services sectors detracted from Fund performance during the period.
Individual holdings
| A relative overweight position in UnitedHealth Group, Inc., a health insurance and health care service company; a relative overweight position in Thermo Fisher Scientific, Inc., a life science tools and clinical research company; a relative overweight position in Merck & Co., Inc., a pharmaceutical company; a relative overweight position in ON Semiconductor Corp., a semiconductor company; and a relative overweight position in Target Corp., a retail corporation that operates a chain of general merchandise stores, were notable detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	8.61	12.71	8.18
Class C (including sales charges)	7.61	12.71	8.18
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,422,466,912
Holdings Count | HOLDINGS	67
Advisory Fees Paid, Amount	$ 15,376,718
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 2,422,466,912
Total number of portfolio holdings	67
Management services fees (represents 0.63% of Fund average net assets)	$ 15,376,718
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%

Columbia Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CDVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the
Fund
costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials and industrials sectors boosted the Fund’s results most relative to the benchmark during the annual period.
Allocations
| Larger weightings relative to the benchmark in the financials and industrials sectors and smaller relative weightings in the materials and energy sectors improved Fund results during the annual period.
Individual holdings
| A relative overweight position in JPMorgan Chase & Co., a multinational financial and investment banking company; a relative overweight position in Boston Scientific Corporation, a medical devices company; a relative overweight position in Goldman Sachs Group, Inc., a multinational financial and investment banking company; a relative overweight position in Oracle Corporation, a computer technology company that engages in the provision of products and services used for corporate applications; and a relative overweight position in Allstate Corp., an insurance company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the health care, consumer staples, information technology, energy, communication services, utilities, real estate and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings relative to the benchmark in the health care and information technology sectors and smaller relative weightings in the real estate, utilities, consumer staples and communication services sectors detracted from Fund performance during the period.
Individual holdings
| A relative overweight position in UnitedHealth Group, Inc., a health insurance and health care service company; a relative overweight position in Thermo Fisher Scientific, Inc., a life science tools and clinical research company; a relative overweight position in Merck & Co., Inc., a pharmaceutical company; a relative overweight position in ON Semiconductor Corp., a semiconductor company; and a relative overweight position in Target Corp., a retail corporation that operates a chain of general merchandise stores, were notable detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	9.70	13.85	9.26
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,422,466,912
Holdings Count | HOLDINGS	67
Advisory Fees Paid, Amount	$ 15,376,718
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,422,466,912
Total number of portfolio holdings	67
Management services fees (represents 0.63% of Fund average net assets)	$ 15,376,718
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%

Columbia Large Cap Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials and industrials sectors boosted the Fund’s results most relative to the benchmark during the annual period.
Allocations
| Larger weightings relative to the benchmark in the financials and industrials sectors and smaller relative weightings in the materials and energy sectors improved Fund results during the annual period.
Individual holdings
| A relative overweight position in JPMorgan Chase & Co., a multinational financial and investment banking company; a relative overweight position in Boston Scientific Corporation, a medical devices company; a relative overweight position in Goldman Sachs Group, Inc., a multinational financial and investment banking company; a relative overweight position in Oracle Corporation, a computer technology company that engages in the provision of products and services used for corporate applications; and a relative overweight position in Allstate Corp., an insurance company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the health care, consumer staples, information technology, energy, communication services, utilities, real estate and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings relative to the benchmark in the health care and information technology sectors and smaller relative weightings in the real estate, utilities, consumer staples and communication services sectors detracted from Fund performance during the period.
Individual holdings
| A relative overweight position in UnitedHealth Group, Inc., a health insurance and health care service company; a relative overweight position in Thermo Fisher Scientific, Inc., a life science tools and clinical research company; a relative overweight position in Merck & Co., Inc., a pharmaceutical company; a relative overweight position in ON Semiconductor Corp., a semiconductor company; and a relative overweight position in Target Corp., a retail corporation that operates a chain of general merchandise stores, were notable detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	9.71	13.86	9.32
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,422,466,912
Holdings Count | HOLDINGS	67
Advisory Fees Paid, Amount	$ 15,376,718
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,422,466,912
Total number of portfolio holdings	67
Management services fees (represents 0.63% of Fund average net assets)	$ 15,376,718
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%

Columbia Large Cap Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CDEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, financials and industrials sectors boosted the Fund’s results most relative to the benchmark during the annual period.
Allocations
| Larger weightings relative to the benchmark in the financials and industrials sectors and smaller relative weightings in the materials and energy sectors improved Fund results during the annual period.
Individual holdings
| A relative overweight position in JPMorgan Chase & Co., a multinational financial and investment banking company; a relative overweight position in Boston Scientific Corporation, a medical devices company; a relative overweight position in Goldman Sachs Group, Inc., a multinational financial and investment banking company; a relative overweight position in Oracle Corporation, a computer technology company that engages in the provision of products and services used for corporate applications; and a relative overweight position in Allstate Corp., an insurance company, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the health care, consumer staples, information technology, energy, communication services, utilities, real estate and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings relative to the benchmark in the health care and information technology sectors and smaller relative weightings in the real estate, utilities, consumer staples and communication services sectors detracted from Fund performance during the period.
Individual holdings
| A relative overweight position in UnitedHealth Group, Inc., a health insurance and health care service company; a relative overweight position in Thermo Fisher Scientific, Inc., a life science tools and clinical research company; a relative overweight position in Merck & Co., Inc., a pharmaceutical company; a relative overweight position in ON Semiconductor Corp., a semiconductor company; and a relative overweight position in Target Corp., a retail corporation that operates a chain of general merchandise stores, were notable detractors from Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	9.78	13.93	9.37
Russell 1000® Value Index	8.91	13.02	8.60
Russell 1000® Index	13.73	15.66	12.58

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 2,422,466,912
Holdings Count | HOLDINGS	67
Advisory Fees Paid, Amount	$ 15,376,718
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 2,422,466,912
Total number of portfolio holdings	67
Management services fees (represents 0.63% of Fund average net assets)	$ 15,376,718
Portfolio turnover for the reporting period	27%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	3.0%
Exxon Mobil Corp.	2.8%
Philip Morris International, Inc.	2.7%
Procter & Gamble Co. (The)	2.3%
Linde PLC	2.2%
Citigroup, Inc.	2.1%
Boeing Co. (The)	2.0%
Walt Disney Co. (The)	1.9%